Taxation (Details 3) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of differences between statutory tax rate and effective tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of preferential tax rates and tax holiday	(8.10%)	8.30%	(942.70%)
Tax effect of tax-exempt entities (as a percent)	3.70%	(1.90%)	588.60%
Effect on tax rates in different tax jurisdiction (as a percent)	(3.90%)	2.20%	30.50%
Tax effect of non-deductible expenses (as a percent)	5.70%	(42.40%)	536.00%
Tax effect of non-taxable income (as a percent)	(1.00%)	3.80%	(14.00%)
Tax effect of Super Deduction and others (as a percent)	(13.20%)	53.90%
Changes in valuation allowance (as a percent)	5.00%	(66.70%)	(120.80%)
Expiration of loss carry forwards (as a percent)		(0.20%)	12.80%
Effective tax rates (as a percent)	13.20%	(18.00%)	115.40%
Effect of tax holiday
Tax holiday effect	¥ 1,115,598	¥ 198,118	¥ 1,140,251
Effect of tax holiday on basic net income/(loss) per share | ¥ / shares	¥ 0.38	¥ 0.07	¥ 0.40
Effect of tax holiday on diluted net income/(loss) per share | ¥ / shares	¥ 0.38	¥ 0.07	¥ 0.39
Deferred tax assets
Net operating loss carry forwards					¥ 2,775,074	¥ 2,028,350	¥ 1,162,287
Deferred revenues					137,128	283,824	299,723
Inventory valuation allowance					271,605	217,215	124,693
Allowance for doubtful accounts					214,932	88,036	52,117
Unrealized fair value losses for certain investments					356,259	482,027
Less: valuation allowance	¥ (3,674,442)	¥ (2,996,294)	¥ (1,626,680)		(3,674,442)	(2,996,294)	(1,480,570)
Net deferred tax assets				$ 11,571	80,556	103,158	158,250
Deferred tax liabilities
Intangible assets arisen from business combination					748,691	819,032	882,248
Accelerated tax depreciation and others					590,297	9,441
Total deferred tax liabilities				$ 192,334	1,338,988	¥ 828,473	¥ 882,248
Movement of valuation allowance
Balance at beginning of the Year	2,996,294	1,480,570	1,626,680
Additions	7,635,196	2,755,222	807,558
Reversals	(6,957,048)	(1,239,498)	(953,668)
Balance at end of the Year	¥ 3,674,442	¥ 2,996,294	¥ 1,480,570
Company's subsidiaries incorporated in Singapore and Hong Kong
Net operating loss carry forwards
Net operating loss carry forwards					5,413,758
Company's subsidiaries, consolidated VIEs and VIEs' subsidiaries established in PRC and Indonesia
Net operating loss carry forwards
Net operating loss carry forwards					¥ 8,863,674